INCOME TAX - Reconciliation of the federal income tax rate to effective tax (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Statutory U.S. federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Change in fair value of warrant liabilities					(18.15%)	0.00%
State taxes, net of federal tax benefit					(0.01%)	7.51%
Change in valuation allowance					1.88%	(28.51%)
Income tax provision	5.06%	6.96%	28.54%	0.99%	4.74%	0.00%